TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,950,411	$ 6,588,483
Property, plant and equipment	8,973,952	8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,789,025	9,668,799	9,355,172
Effects of amendments in accounting policies by rights of use		2,274,285
Increase / (decrease) due to changes in the lease variables	7,676
Business Combination	393,670
Purchases or capitalized expenses	935,726	1,003,782	631,509
Withdrawals / Sales	(547,088)	(455,463)	(492,869)
Change in fair value	(31,903)	38,511	60,021
Revaluation of investment properties	9,014	5,288
Transfers to/from non-current assets held for sale	(241,698)	13,940	21,054
Effect of movement in exchange rates	(9,031)	104,947	120,766
Reclassifications	82,059	134,936	(26,854)
Property, plant and equipment	13,387,450	12,789,025	9,668,799
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,833,765)	(3,074,412)	(2,693,773)
Effects of amendments in accounting policies by rights of use		(56,905)
Depreciation of the year charged against profit or loss	(921,705)	(839,105)	(478,606)
Withdrawals / Sales	250,002	240,213	165,922
Transfers to/from non-current assets held for sale	68,657	1,069
Effect of movement in exchange rates	28,601	(25,178)	(63,058)
Reclassifications	(302)	(79,447)	(4,897)
Property, plant and equipment	(4,408,512)	(3,833,765)	(3,074,412)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,849)	(5,904)	(7,393)
Withdrawals / Year impairment charge	(137)	1,055	1,489
Property, plant and equipment	(4,986)	(4,849)	(5,904)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,125,558
Property, plant and equipment	2,035,519	2,125,558
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,518,976
Effects of amendments in accounting policies by rights of use		2,365,889
Increase / (decrease) due to changes in the lease variables	7,676
Business Combination	90,492
Purchases or capitalized expenses	237,542	187,834
Withdrawals / Sales	(113,348)	(80,078)
Effect of movement in exchange rates	(19,434)	50,153
Reclassifications		(4,822)
Property, plant and equipment	2,721,904	2,518,976
Right of use assets | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(393,418)
Effects of amendments in accounting policies by rights of use		(82,351)
Depreciation of the year charged against profit or loss	(361,510)	(323,196)
Withdrawals / Sales	36,542	8,302
Effect of movement in exchange rates	33,831	772
Reclassifications	(1,830)	3,055
Property, plant and equipment	(686,385)	(393,418)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	928,566	836,324
Property, plant and equipment	808,556	928,566	836,324
Investment property [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	928,566	836,324	783,794
Business Combination	10,164
Purchases or capitalized expenses	37,533	116,702	61,300
Withdrawals / Sales	(145,105)	(68,989)	(78,684)
Change in fair value	(46,924)	19,597	39,415
Revaluation of investment properties	9,014	5,288
Transfers to/from non-current assets held for sale	4,323	21,722	19,719
Effect of movement in exchange rates	(700)
Reclassifications	11,685	(2,078)	10,780
Property, plant and equipment	808,556	928,566	836,324
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	104,857	84,206
Property, plant and equipment	122,675	104,857	84,206
Biological assets [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	104,857	84,206	66,139
Purchases or capitalized expenses	21,285	20,559	20,900
Withdrawals / Sales	(18,488)	(18,822)	(23,343)
Change in fair value	15,021	18,914	20,606
Reclassifications			(96)
Property, plant and equipment	122,675	104,857	84,206
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,783,234	5,663,743
Property, plant and equipment	5,998,291	5,783,234	5,663,743
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,223,355	8,740,485	8,497,557
Effects of amendments in accounting policies by rights of use		(91,604)
Business Combination	293,014
Purchases or capitalized expenses	634,885	671,219	547,668
Withdrawals / Sales	(270,147)	(287,264)	(389,303)
Transfers to/from non-current assets held for sale	(246,021)	(7,782)	1,335
Effect of movement in exchange rates	11,103	54,794	120,766
Reclassifications	72,021	143,507	(37,538)
Property, plant and equipment	9,718,210	9,223,355	8,740,485
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,435,305)	(3,070,841)	(2,690,167)
Effects of amendments in accounting policies by rights of use		25,446
Depreciation of the year charged against profit or loss	(556,579)	(513,357)	(477,260)
Withdrawals / Sales	213,460	231,892	164,541
Transfers to/from non-current assets held for sale	68,657	1,069
Effect of movement in exchange rates	(5,230)	(25,950)	(63,058)
Reclassifications	(20)	(83,564)	(4,897)
Property, plant and equipment	(3,715,017)	(3,435,305)	(3,070,841)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,816)	(5,901)	(7,393)
Withdrawals / Year impairment charge	(86)	1,085	1,492
Property, plant and equipment	(4,902)	(4,816)	(5,901)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,196	4,210
Property, plant and equipment	8,911	8,196	4,210
Property, plant and equipment subject to operating leases [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,271	7,784	7,682
Purchases or capitalized expenses	4,481	7,468	1,641
Withdrawals / Sales		(310)	(1,539)
Reclassifications	(1,647)	(1,671)
Property, plant and equipment	16,105	13,271	7,784
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,042)	(3,571)	(3,606)
Depreciation of the year charged against profit or loss	(3,616)	(2,552)	(1,346)
Withdrawals / Sales		19	1,381
Reclassifications	1,548	1,062
Property, plant and equipment	(7,110)	(5,042)	(3,571)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33)	(3)
Withdrawals / Year impairment charge	(51)	(30)	(3)
Property, plant and equipment	$ (84)	$ (33)	$ (3)